Other Assets and Liabilities (Summarized Financial Information of Morgan Stanley) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Equity Method Investments [Line Items]
Total assets	¥ 425,581,652	¥ 405,940,211	¥ 397,820,570
Total liabilities	404,741,595	386,690,473
Noncontrolling interests	1,266,924	964,252
Equity Method Investment, Summarized Financial Information, Income and Loss
Net income applicable to Morgan Stanley	1,883,904	1,267,638	1,377,569
Morgan Stanley
Schedule of Equity Method Investments [Line Items]
Trading assets	84,131,000	59,844,000
Securities purchased under agreements to resell	20,605,000	17,800,000
Securities borrowed	24,713,000	20,967,000
Total assets	252,837,000	194,420,000
Deposits	68,424,000	57,051,000
Customer and other payables	41,455,000	30,163,000
Borrowings	59,406,000	45,662,000
Total liabilities	234,390,000	178,295,000
Noncontrolling interests	176,000	155,000
Equity Method Investment, Summarized Financial Information, Income and Loss
Net revenues	11,081,000	9,739,000	7,907,000
Total non-interest expenses	7,498,000	6,843,000	6,068,000
Income from continuing operations before income taxes	3,536,000	2,835,000	1,798,000
Net income applicable to Morgan Stanley	¥ 2,736,000	¥ 2,162,000	¥ 1,375,000